SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On January 4, 2023, the Company has entered into a securities repurchase agreement with ReneSola Singapore, pursuant to which, among other things, the Company will repurchase from ReneSola Singapore 3,000,000 ADSs at a price of $4.40 per ADS, totaling US$13.2 million through a privately negotiated transaction (the “Share Repurchase”). In addition, the Company primary shareholder, Shah Capital will purchase the remaining 2,050,000 ADSs owned by ReneSola Singapore at a price of $4.40 per ADS, totaling $9,020,000 through a privately negotiated transaction. After the completion of the two transactions, the Company’s primary shareholders will be domiciled outside of China.

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, there were no other subsequent events occurred that would require recognition or disclosure in the consolidated financial statements.